ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of Subsidiaries
		Date of
		Incorporation	Percentage of
Subsidiaries' Name	Principal Activities	or acquisition	Ownership	Place of Incorporation

China Sunergy Co., Ltd. ("China Sunergy BVI")	Investment Holding	January 27, 2006	100%	British Virgin Islands
China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong")	Investment Holding	December 7, 2007	100%	Hong Kong
China Sunergy Europe Gmbh	Marketing Service	November 27, 2007	100%	Germany
China Sunergy (Nanjing) Co., Ltd. ("Sunergy Nanjing")	Solar cells manufacturing	August 2, 2004	100%	PRC
CEEG (Shanghai) Solar Science Technology Co., Ltd. ("SST")	Modules manufacturing	November 1, 2010	100%	PRC
CEEG (Nanjing) Renewable Energy Co., Ltd ("NRE")	Modules manufacturing	November 1, 2010	100%	PRC
China Sunergy (US) Clean Tech Inc	Sales & Marketing service	April 8, 2011	100%	US
CSUN Trading (Hong Kong) Co., Limited	Trading	May 4, 2011	100%	Hong Kong
China Sunergy (Yangzhou) Co., Ltd.	Solar cell Manufacturing and Research& Development (“R&D”)	June 30, 2011	100%	PRC
China Sunergy Luxembourg S.A	Photovoltaic project's Engineering & sales	August 5, 2011	100%	Luxembourg
CSUN International (Hong Kong) Co., Ltd	Investment Holding	March 22, 2012	100%	Hong Kong
CSUN Holding (Luxembourg) s.a.r.l	Investment Holding	April 26, 2012	100%	Luxembourg
CSUN Renewable Energy (France) S.A.R.L	Marketing service	May 29, 2012	100%	France
CSUN Holding UK LTD	Photovoltaic project's Engineering & sales	July 17, 2012	100%	UK
CSUN Italy S.R.L	Marketing service	August 29, 2012	100%	Italy
AEE Renewable UK 6 Limited	Photovoltaic Project	October 30, 2012	100%	UK
AEE Renewable UK 7 Limited	Photovoltaic Project	October 30, 2012	100%	UK
CSUN Eurasia Energy Systems Industry and Trade Inc.	Modules manufacturing	November 12, 2012	80%	Turkey
CSUN Eurasia Energy Technologies Industry and Trade Inc.	Solar cells manufacturing	November 12, 2012	80%	Turkey
Lianyungang Yuanhui Solar Power	Photovoltaic project's Engineering and sales	July 15, 2013	100%	PRC
China Sunergy ( Nanjing ) Solar Energy Co., Ltd.	Solar cell, modules Manufacturing ,R&D and sales	April 30, 2014	100%	PRC
China Sunergy (Nanjing) Power Science & Technology Co., Ltd.	Solar cell, modules Manufacturing ,R&D and sales	April 30, 2014	100%	PRC
Juancheng Xingze Solar Electric Power Co., Ltd.	Photovoltaic project's Engineering and sales	March 21, 2014	100%	PRC
CSUN Energy Solutions Australia Pty Ltd.	Photovoltaic project's Engineering and sales	April 30, 2014	100%	Australia
CSUN Australia Pty. Ltd.	Sales & Marketing service	March 19, 2014	100%	Australia
CSUN (Japan) Solar Energy Co., Ltd.	Trading Solar cell, modules	March 20, 2014	70%	Japan
CSUN Energy Investment Inc.	Manufacturing & sales Photovoltaic project's	March 10, 2014	80%	Turkey
Korea Sunergy Co., Ltd.	Engineering and sales Solar cells manufacturing	December 23, 2014	50%	South Korea